Provisions - Timing schedule (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provisions
Provisions	kr 1,695	kr 1,080	kr 1,310	kr 920
Dismantling costs
Provisions
Provisions	kr 830	847	1,071	kr 765
Expected period for utilizing the remaining provisions	30 years
Within 1 year
Provisions
Provisions	kr 224	97	134
Within 1 - 3 years
Provisions
Provisions	22	35	76
Within 3 - 5 years
Provisions
Provisions	88	2	26
More than five years
Provisions
Provisions	kr 1,361	kr 946	kr 1,074